Taxes on Income (Details) - Schedule of amount of the Company’s deferred tax assets and liabilities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax asset:
Vacation accrual	$ 24	$ 25
R&D deferred expenses	150	370
Intangible assets	63	18
Operating loss carryforward	3,633	1,693
Valuation allowance	(3,840)	(2,106)
Total deferred tax asset net	30
Deferred tax liability
Long term loan	(30)
Total deferred tax liability	(30)
Total